Defined benefit pension schemes - Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plans
Defined benefit pension schemes
Total value of assets	£ 8,483	£ 8,917
Investment (as a percent)	100.00%	100.00%
Bonds investment graded (as a percent)	87.00%	89.00%
Value of scheme assets derived from quoted prices in active market (as a percent)	94.00%	96.00%
Shares in Prudential plc included in scheme assets		£ 0	£ 0
Property occupied by the Prudential Group included in plan assets	£ 0	0
IAS 19 basis plan assets	8,258	8,766
Pension plans | UK equities
Defined benefit pension schemes
Equities	14	£ 76
Investment (as a percent)		1.00%
Pension plans | Overseas equities
Defined benefit pension schemes
Equities	£ 257	£ 498
Investment (as a percent)	3.00%	6.00%
Pension plans | Government bonds
Defined benefit pension schemes
Bonds	£ 5,134	£ 5,695
Investment (as a percent)	61.00%	63.00%
Pension plans | Corporate bonds
Defined benefit pension schemes
Bonds	£ 2,040	£ 1,739
Investment (as a percent)	24.00%	20.00%
Pension plans | Asset-backed securities
Defined benefit pension schemes
Asset-backed securities	£ 275	£ 164
Investment (as a percent)	3.00%	2.00%
Pension plans | Derivatives
Defined benefit pension schemes
Derivatives	£ 107	£ 182
Investment (as a percent)	1.00%	2.00%
Pension plans | Investment properties
Defined benefit pension schemes
Properties	£ 286	£ 270
Investment (as a percent)	3.00%	3.00%
Pension plans | Other assets
Defined benefit pension schemes
Other assets	£ 370	£ 293
Investment (as a percent)	5.00%	3.00%
PSPS
Defined benefit pension schemes
Total value of assets	£ 7,075	£ 7,474
PSPS | UK equities
Defined benefit pension schemes
Equities	8	9
PSPS | Overseas equities
Defined benefit pension schemes
Equities	204	226
PSPS | Government bonds
Defined benefit pension schemes
Bonds	4,596	5,040
PSPS | Corporate bonds
Defined benefit pension schemes
Bonds	1,586	1,491
PSPS | Asset-backed securities
Defined benefit pension schemes
Asset-backed securities	263	164
PSPS | Derivatives
Defined benefit pension schemes
Derivatives	103	188
PSPS | Investment properties
Defined benefit pension schemes
Properties	143	140
PSPS | Other assets
Defined benefit pension schemes
Other assets	172	216
Other schemes
Defined benefit pension schemes
Total value of assets	1,408	1,443
Other schemes | UK equities
Defined benefit pension schemes
Equities	6	67
Other schemes | Overseas equities
Defined benefit pension schemes
Equities	53	272
Other schemes | Government bonds
Defined benefit pension schemes
Bonds	538	655
Other schemes | Corporate bonds
Defined benefit pension schemes
Bonds	454	248
Other schemes | Asset-backed securities
Defined benefit pension schemes
Asset-backed securities	12
Other schemes | Derivatives
Defined benefit pension schemes
Derivatives	4	(6)
Other schemes | Investment properties
Defined benefit pension schemes
Properties	143	130
Other schemes | Other assets
Defined benefit pension schemes
Other assets	£ 198	£ 77